Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
Schedule of partnership interest

The following table shows the partnership interest in Holdings as of December 31, 2012:

		Partnership Interest
Athlon Holdings LLC	General Partner	0.0%
Apollo Athlon Holdings LLC	Class A Partner	97.2%
Management group	Class A Partner	2.8%